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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

            Report for the Calendar Year or Quarter Ended 3/31, 2001

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

  Salem Investment Counselors, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

  480 Shepherd Street                Winston-Salem          NC         27103
--------------------------------------------------------------------------------
Business Address      (Street)          (City)            (State)      (Zip)

  Dale M. Brown, Vice President                    336.768.7230
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


--------------------------------------------------------------------------------
                                   ATTENTION
INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                      SEE 18 U.S.C. AND 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 30th day of April, 2001.


                                Salem Investment Counselors, Inc.
                               ------------------------------------------------
                                  (Name of Institutional Investment Manager)

                                /s/ DALE M. BROWN
                               ------------------------------------------------
                                  (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                   13F File No.:     Name:                   13F File No.:
----------------------- -------------     ----------------------- -------------

1.                                        6.
----------------------- -------------     ----------------------- -------------

2.                                        7.
----------------------- -------------     ----------------------- -------------

3.                                        8.
----------------------- -------------     ----------------------- -------------

4.                                        9.
----------------------- -------------     ----------------------- -------------

5.                                        10.
----------------------- -------------     ----------------------- -------------

FORM 13F
NAME OF REPORTING MANAGER:  SALEM INVESTMENT COUNSELORS, INC.




ITEM 1                ITEM 2   ITEM 3     ITEM 4      ITEM 5               ITEM 6              ITEM 7             ITEM 8
NAME OF ISSUER        TITLE OF CUSIP      FAIR MARKET SHARES OF  (a) SOLE  (b) SHARED          MANAGERS   (a)SOLE (b)SHARED (c) NONE
                      CLASS    NUMBER     VALUE       PRINCIPAL            AS DEFINED   SHARED SEE INSTR.
                                                      AMOUNT               IN INSTR. V. OTHER   V.
Abbott Labs            common   002824100   1,126,708     23,876    23,876      0          0                23,876      0         0
Abraxas Petroleum
  Corporation          common   003830106     280,500     55,000    55,000      0          0                55,000      0         0
Acorn Fund             common   004851101   1,016,654     62,295    62,295      0          0                62,295      0         0
Agilent Technologies,
  Inc                  common   00846U101     480,925     15,650    15,650      0          0                15,650      0         0
Allmerica Financial
  Corporation          common   019754100     230,962      4,451     4,451      0          0                 4,451      0         0
American Capital
  Strategies           common   024937104     254,380     10,000    10,000      0          0                10,000      0         0
American Gen Corp      common   026351106     292,077      7,636     7,636      0          0                 7,636      0         0
American Home
  Products             common   026609107   2,695,450     45,880    45,880      0          0                45,880      0         0
American Int'l
  Group, Inc.          common   026874107     428,985      5,329     5,329      0          0                 5,329      0         0
AmSouth Bancorporation common   032165102     421,444     25,071    25,071      0          0                25,071      0         0
Annaly Mortgage
  Management, Inc.     common   035710409     112,600     10,000    10,000      0          0                10,000      0         0
AOL Time Warner        common   02364J104   4,110,498    103,020   103,020      0          0               103,020      0         0
Apollo Group
  Inc CI A             common   037604105     246,075      7,500     7,500      0          0                 7,500      0         0
Asia Tigers
  Fund, Inc.           common   04516T105     503,425     77,450    77,450      0          0                77,450      0         0
AT&T Corp              common   001957109     237,431     11,147    11,147      0          0                11,147      0         0
AT&T Corp Liberty
  Media Grp CI A       common   001957208   3,475,570    248,255   248,255      0          0               248,255      0         0
Automatic Data
  Processing           common   053015103     600,355     11,040    11,040      0          0                11,040      0         0
Bank of America Corp.  common   060505104  13,700,421    250,236   250,236      0          0               250,236      0         0
BB&T Corporation       common   054937107   3,880,763    110,343   110,343      0          0               110,343      0         0
Bellsouth Corp         common   079860102     203,004      4,961     4,961      0          0                 4,961      0         0
Berkshire Hathaway,
  Inc. DEL CL B        common   084670207   6,512,768      2,993     2,993      0          0                 2,993      0         0
Berkshire Hathaway,
  Inc. DEL CL A        common   084670108   1,112,650         17        17      0          0                    17      0         0
BNP Residential
  Property Inc         common   096903109     513,695     56,450    56,450      0          0                56,450      0         0
BP Amoco PLC ADR       common   055622104   1,050,852     21,178    21,178      0          0                21,178      0         0
Bristol Myers
  Squibb Co.           common   110122108   1,558,418     26,236    26,236      0          0                26,236      0         0
Cable Design
  Technologies Corp    common   126924109     222,078     16,573    16,573      0          0                16,573      0         0
Callon Petroleum       common   13123X102     815,730     66,051    66,051      0          0                66,051      0         0
Capital Bk
  Raleigh NC           common   139808109     463,700     45,239    45,239      0          0                45,239      0         0
Capital One
  Financial Corp.      common   14040H105   9,040,118    162,885   162,885      0          0               162,885      0         0
Cardinal Health Inc.   common   14149Y108  12,227,555    126,383   126,383      0          0               126,383      0         0

Cenit Bancorp, Inc.       common    15131W109     938,838      56,050     56,050      0          0      56,050      0         0
Cincinnati
  Financial Corp          common    172062101     891,239      23,492     23,492      0          0      23,492      0         0
Cisco Systems Inc.        common    17275R102   2,412,985     152,595    152,595      0          0     152,595      0         0
Citigroup Inc.            common    172967101   6,284,561     139,719    139,719      0          0     139,719      0         0
Clayton Homes             common    184190106   4,232,960     351,283    351,283      0          0     351,283      0         0
Coca Cola Company         common    191216100   3,686,411      81,630     81,630      0          0      81,630      0         0
Coddle Creek
  Financial Inc           common    191891100   1,341,938      51,613     51,613      0          0      51,613      0         0
Comcast Corp Cl A SPL     common    200300200     503,256      12,000     12,000      0          0      12,000      0         0
CommScope Inc             common    203372107   6,122,978     367,085    367,085      0          0     367,085      0         0
Community Bancshares
  Inc. SC                 common    20343F190   1,048,344      95,304     95,304      0          0      95,304      0         0
Corning Inc               common    219350105   1,545,874      74,716     74,716      0          0      74,716      0         0
Cousins Properties Inc    common    222795106     375,150      15,000     15,000      0          0      15,000      0         0
Cree Inc.                 common    225447101     928,664      62,035     62,035      0          0      62,035      0         0
CT Communication Cl B     common    126426204     201,960      15,840     15,840      0          0      15,840      0         0
Denbury Resources Inc     common    247916208   1,207,103     149,025    149,025      0          0     149,025      0         0
Devon Energy Corp         common    25179M103   2,087,634      35,870     35,870      0          0      35,870      0         0
Dimon, Inc.               common    254394109  10,080,417   1,309,145  1,309,145      0          0   1,309,145      0         0
Disney, Walt Company      common    254687106   1,261,174      44,097     44,097      0          0      44,097      0         0
DNAPrint Genomics Inc.    common    23324Q103       2,438      25,000     25,000      0          0      25,000      0         0
Duke Energy Corp.         common    264399106     973,190      22,770     22,770      0          0      22,770      0         0
Dupont de
  nemours E.I.            common    263534109     324,420       7,971      7,971      0          0       7,971      0         0
EMC Corp. MASS            common    268648102   2,653,909      90,269     90,269      0          0      90,269      0         0
Emerson Electric          common    291011104     344,993       5,568      5,568      0          0       5,568      0         0
Exxon/Mobil
  Corporation             common    302290101   4,311,468      53,228     53,228      0          0      53,228      0         0
Federal National
  Mortgage                common    313586109     398,000       5,000      5,000      0          0       5,000      0         0
Fedex Corporation         common    31428X106     233,408       5,600      5,600      0          0       5,600      0         0
First Union
  Corporation             common    337358105   1,925,715      58,355     58,355      0          0      58,355      0         0
Forest Oil Corp           common    346091705     418,600      14,000     14,000      0          0      14,000      0         0
General Electric          common    369604103   9,580,498     228,870    228,870      0          0     228,870      0         0
Gillette Co.              common    375766102     888,345      28,500     28,500      0          0      28,500      0         0
Glaxo Smith Kline PLC     common    37733W105     418,191       7,996      7,996      0          0       7,996      0         0
Great Lakes Chem. Corp.   common    390568103   2,636,877      85,780     85,780      0          0      85,780      0         0
Guidant Corporation       common    401698105  12,512,619     278,120    278,120      0          0     278,120      0         0
Harley Davidson           common    412822108     201,894       5,320      5,320      0          0       5,320      0         0
Hewlett Packard           common    428236103   7,515,088     240,329    240,329      0          0     240,329      0         0
Highwood Properties
  Inc REIT                common    431284108     495,465      20,100     20,100      0          0      20,100      0         0
Home Depot, Inc.          common    437076102     754,595      17,508     17,508      0          0      17,508      0         0

Honeywell International   common    438516106     274,788       6,735      6,735      0          0       6,735      0         0
Houston
  Exploration Co          common    442120101     993,750      33,125     33,125      0          0      33,125      0         0
Hubbell Inc. Class B      common    443510201     581,475      24,956     24,956      0          0      24,956      0         0
Innes Street
  Financial Corp          common    45768F103     172,500      15,000     15,000      0          0      15,000      0         0
Intel Corp                common    458140100   7,495,969     284,877    284,877      0          0     284,877      0         0
International Business
  Machines                common    459200101     812,336       8,446      8,446      0          0       8,446      0         0
IRT Properties Company    common    450058102   1,068,341     116,124    116,124      0          0     116,124      0         0
JDS Uniphase
  Corporation             common    46612J101     301,093      16,330     16,330      0          0      16,330      0         0
Jefferson Pilot Corp      common    475070108     858,265      12,642     12,642      0          0      12,642      0         0
Johnson & Johnson         common    478160104   1,151,892      13,169     13,169      0          0      13,169      0         0
Kaufman & Broad
  Home Corp               common    48666K109     571,200      17,500     17,500      0          0      17,500      0         0
Kimberly Clark Corp       common    494368103     203,490       3,000      3,000      0          0       3,000      0         0
Koninklijke Philips
  Electronics NV          common    718337540   6,159,557     230,695    230,695      0          0     230,695      0         0
KS Bancorp                common    48266R108     939,114      60,588     60,588      0          0      60,588      0         0
Kroger Company            common    501044101     515,800      20,000     20,000      0          0      20,000      0         0
Latin American
  Discovery Fund          common    51828C106     639,930      66,314     66,314      0          0      66,314      0         0
Leggett & Platt, Inc.     common    524660107   1,793,274      93,254     93,254      0          0      93,254      0         0
Liberty Acorn In'tl
  Fund CI Z               common    53015P817     933,778      44,657     44,657      0          0      44,657      0         0
Lilly, Eli & Co.          common    532457108     647,777       8,450      8,450      0          0       8,450      0         0
Louis Dreyfus
  Natural Gas Co          common    546011107   4,677,540     126,420    126,420      0          0     126,420      0         0
Lowes Companies Inc.      common    548661107   8,648,613     147,966    147,966      0          0     147,966      0         0
Martin Marietta
  Materials               common    573284106   6,682,764     156,505    156,505      0          0     156,505      0         0
McDonalds Corporation     common    580135101     758,693      28,576     28,576      0          0      28,576      0         0
Medtronics, Inc.          common    585055106     301,289       6,587      6,587      0          0       6,587      0         0
Mellon Financial Corp     common    58551A108     948,168      23,400     23,400      0          0      23,400      0         0
Merck & Co.               common    589331107  14,786,003     194,809    194,809      0          0     194,809      0         0
Methode Electronics,
  Inc. Class A            common    591520200     322,866      18,000     18,000      0          0      18,000      0         0
Microsoft Corporation     common    594918104  15,685,284     286,814    286,814      0          0     286,814      0         0
Minnesota Mining
  & Mfg.                  common    604059105   6,675,367      64,248     64,248      0          0      64,248      0         0
Morgan, JP & Co.          common    616880100     403,382       8,984      8,984      0          0       8,984      0         0
National Commerce
  Bancorp                 common    635449101   2,170,095      87,458     87,458      0          0      87,458      0         0
New York Times CI A       common    650111107     545,638      13,318     13,318      0          0      13,318      0         0
Newell Rubbermaid,
   Inc.                   common    651229106     360,400      13,600     13,600      0          0      13,600      0         0
Nokia Corp.               common    654902204   5,024,160     209,340    209,340      0          0     209,340      0         0
Oracle Corp               common    68389X105     355,176      23,710     23,710      0          0      23,710      0         0
Peoples Bancorp NC        common    710577107     509,450      34,539     34,539      0          0      34,539      0         0
Pepsico, Inc.             common    713448108  14,055,430     319,805    319,805      0          0     319,805      0         0

Pfizer, Inc.              common    717081103   2,945,574      71,931     71,931      0          0      71,931      0         0
Pharmacia Corp            common    71713U102     388,504       7,713      7,713      0          0       7,713      0         0
Pharmanetics, Inc.        common    71713J107   3,490,330     410,627    410,627      0          0     410,627      0         0
Philip Morris
  Cos. Inc.               common    718154107   1,023,829      21,577     21,577      0          0      21,577      0         0
Polaris Industries
  Inc                     common    731068102     271,200       6,000      6,000      0          0       6,000      0         0
Post PPTYS, Inc.          common    737464107     598,500      17,100     17,100      0          0      17,100      0         0
Proctor & Gamble          common    742718109   1,942,541      31,031     31,031      0          0      31,031      0         0
Qualcomm, Inc             common    747525103     201,019       3,550      3,550      0          0       3,550      0         0
Quitman Bancorp           common    748803103      99,200      12,400     12,400      0          0      12,400      0         0
Remington Oil &
  Gas Co                  common    759594302     372,938      27,000     27,000      0          0      27,000      0         0
Sara Lee Corporation      common    803111103     835,729      38,727     38,727      0          0      38,727      0         0
Schering-Plough Corp      common    806605101     894,072      24,475     24,475      0          0      24,475      0         0
Sealed Air Corp.          common   812211K100     326,634       9,800      9,800      0          0       9,800      0         0
Security Bancorp
  Inc TN                  common    81377P109     279,125      20,300     20,300      0          0      20,300      0         0
ServiceMaster Co.         common    81760N109   4,455,480     396,748    396,748      0          0     396,748      0         0
Sonoco Products           common    835495102   2,870,336     133,504    133,504      0          0     133,504      0         0
Southcoast
  Financial Corp          common    84129R100     193,600      24,200     24,200      0          0      24,200      0         0
Southern Community
  Bank/Trust              common    842630105     443,747      54,615     54,615      0          0      54,615      0         0
Southern Financial
  Bancorp                 common    842870107   1,915,837     110,264    110,264      0          0     110,264      0         0
Spherion Corporation      common    848420105      80,573      11,610     11,610      0          0      11,610      0         0
Steelcase Inc.            common    858155203     285,560      23,600     23,600      0          0      23,600      0         0
Suiza Foods Corporation   common    865077101   1,202,250      25,000     25,000      0          0      25,000      0         0
Sun Microsystems, Inc.    common    866810104     762,813      49,630     49,630      0          0      49,630      0         0
Suntrust Banks, Inc.      common    867914103     291,665       4,501      4,501      0          0       4,501      0         0
Sysco Corporation         common    871829107  14,506,325     547,202    547,202      0          0     547,202      0         0
TCF Financial Corp        common    872275102     513,491      13,588     13,588      0          0      13,588      0         0
Terra Industries          common    880915103     132,117      27,814     27,814      0          0      27,814      0         0
Tri Continental Corp      common    895436103     232,032      11,231     11,231      0          0      11,231      0         0
Triad Guaranty Inc.       common    895925105  26,022,047     784,080    784,080      0          0     784,080      0         0
Tribune Co                common    896047107  12,129,479     297,729    297,729      0          0     297,729      0         0
Tricon Global
  Restaurants Inc         common    895953107   1,754,601      45,944     45,944      0          0      45,944      0         0
Tyco International Ltd    common    902124106     906,101      20,960     20,960      0          0      20,960      0         0
Unifirst
  Corporation - Mass      common    904708104     465,050      35,500     35,500      0          0      35,500      0         0
Union Planters Corp       common    908068109     207,808       5,399      5,399      0          0       5,399      0         0
US Bancorp Del            common    911596104   1,156,798      49,862     49,862      0          0      49,862      0         0
Vaughn-Bassett
  Furniture Co            common    92238J109     236,376       5,628      5,628      0          0       5,628      0         0
VF Corporation            common    918204108   3,543,995     101,257    101,257      0          0     101,257      0         0

Wachovia Corporation      common    929771103   2,194,606      36,425     36,425      0          0      36,425      0         0
Wallace Computer
  Service                 common    932270101   2,598,944     159,935    159,935      0          0     159,935      0         0
Wal-Mart Stores           common    931142103   1,827,595      36,190     36,190      0          0      36,190      0         0
Waste Management Inc      common    94106L109     778,050      31,500     31,500      0          0      31,500      0         0
Weingarten Realty         common    948741103     642,960      15,200     15,200      0          0      15,200      0         0
Wells Fargo & Co          common    949740104     234,735       4,745      4,745      0          0       4,745      0         0
Williams Companies        common    969457100     334,530       7,807      7,807      0          0       7,807      0         0

Grand Total 3/31/01                           365,170,333